Fair value of financial instruments - Schedule of effect on fair value of financial instruments classified as Level 3 of a reasonable change in the assumptions used in the valuation (Details)
€ in Thousands
	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Discounted Cash Flows | Financial liabilities held for trading | Constant Maturity Swap (CMS)
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value liabilities due to changes in inputs		€ 0
Increase in fair value assets due to changes in inputs		0
Discounted Cash Flows | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value liabilities due to changes in inputs	€ (4,090)	(450)
Increase in fair value assets due to changes in inputs	1,650	250
Volatility Option Model Valuation Technique | Financial liabilities held for trading | Cap&Floor
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value liabilities due to changes in inputs	(110)	(450)	€ (290)
Increase in fair value assets due to changes in inputs	70	250	180
Volatility Option Model Valuation Technique | Financial liabilities held for trading | FX Options
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value liabilities due to changes in inputs	(30)	(450)
Increase in fair value assets due to changes in inputs	20	130
Volatility Option Model Valuation Technique | Financial liabilities held for trading | Swaptions
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value liabilities due to changes in inputs		(210)
Increase in fair value assets due to changes in inputs		€ 100
Others | FINANCIAL LIABILITIES DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Repos/Reverse Repos
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value liabilities due to changes in inputs			(130)
Increase in fair value assets due to changes in inputs			€ 0
Discounted cash flows on inflation swap rate | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value liabilities due to changes in inputs	(4,770)
Increase in fair value assets due to changes in inputs	€ 4,240
Minimum | Credit spread | Discounted Cash Flows | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.0034
Minimum | Volatility | Discounted Cash Flows | Financial liabilities held for trading | Constant Maturity Swap (CMS)
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities		0.10
Minimum | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | Cap&Floor
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.10	0.10	0.10
Minimum | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | FX Options
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.10	0.10
Minimum | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | Swaptions
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities		0.10
Minimum | Inflation Swap Rate | Discounted Cash Flows | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities		0.10
Minimum | Inflation Swap Rate | Discounted cash flows on inflation swap rate | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.01
Maximum | Credit spread | Discounted Cash Flows | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.0068
Maximum | Volatility | Discounted Cash Flows | Financial liabilities held for trading | Constant Maturity Swap (CMS)
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities		0.90
Maximum | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | Cap&Floor
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.90	0.90	0.90
Maximum | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | FX Options
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.90	0.90
Maximum | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | Swaptions
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities		0.90
Maximum | Inflation Swap Rate | Discounted Cash Flows | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities		0.90
Maximum | Inflation Swap Rate | Discounted cash flows on inflation swap rate | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.99
Weighted average | Credit spread | Discounted Cash Flows | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.0044
Weighted average | Volatility | Discounted Cash Flows | Financial liabilities held for trading | Constant Maturity Swap (CMS)
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities		0.4766
Weighted average | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | Cap&Floor
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.4220	0.3903	0.4073
Weighted average | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | FX Options
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.4530	0.2809
Weighted average | Volatility | Volatility Option Model Valuation Technique | Financial liabilities held for trading | Swaptions
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities		0.3555
Weighted average | Inflation Swap Rate | Discounted Cash Flows | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities		0.3903
Weighted average | Inflation Swap Rate | Discounted cash flows on inflation swap rate | Financial liabilities held for trading | Interest rate swaps
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, liabilities	0.4712
Financial assets held for trading | Corporate debt | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (4,500)	€ (1,900)	€ (1,380)
Increase in fair value assets due to changes in inputs	€ 4,610	€ 1,900	1,400
Financial assets held for trading | Corporate debt | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs			0
Increase in fair value assets due to changes in inputs			€ 0
Financial assets held for trading | Corporate debt | Minimum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0	0	0
Financial assets held for trading | Corporate debt | Minimum | Market price | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.85
Financial assets held for trading | Corporate debt | Maximum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.10	0.10	0.20
Financial assets held for trading | Corporate debt | Maximum | Market price | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			1.15
Financial assets held for trading | Corporate debt | Weighted average | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0506	0.0501	0.1007
Financial assets held for trading | Corporate debt | Weighted average | Market price | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			1.0000
Financial assets held for trading | Other debt securities | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (1,180)
Increase in fair value assets due to changes in inputs	€ 1,450
Financial assets held for trading | Other debt securities | Minimum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.10
Financial assets held for trading | Other debt securities | Maximum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.90
Financial assets held for trading | Other debt securities | Weighted average | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.5405
Financial assets held for trading | Government debt | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (8,070)	€ (7,770)	€ (8,340)
Increase in fair value assets due to changes in inputs	€ 8,020	€ 7,720	€ 8,070
Financial assets held for trading | Government debt | Minimum | Discount curve | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0	0	0
Financial assets held for trading | Government debt | Maximum | Discount curve | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.08	0.08	0.10
Financial assets held for trading | Government debt | Weighted average | Discount curve | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0399	0.0399	0.0492
Financial assets held for trading | Currency swap contract | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (10)		€ 0
Increase in fair value assets due to changes in inputs	€ 10		0
Financial assets held for trading | Currency swap contract | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs		€ (900)	(60)
Increase in fair value assets due to changes in inputs		€ 1,030	€ 70
Financial assets held for trading | Currency swap contract | Minimum | Interest rate | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			(0.007)
Financial assets held for trading | Currency swap contract | Minimum | Interest rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		(0.0006)	(0.0004)
Financial assets held for trading | Currency swap contract | Minimum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	1.58
Financial assets held for trading | Currency swap contract | Maximum | Interest rate | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.007
Financial assets held for trading | Currency swap contract | Maximum | Interest rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.0006	0.0004
Financial assets held for trading | Currency swap contract | Maximum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	1.65
Financial assets held for trading | Currency swap contract | Weighted average | Interest rate | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.0000
Financial assets held for trading | Currency swap contract | Weighted average | Interest rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.000040	0.000042
Financial assets held for trading | Currency swap contract | Weighted average | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	1.6150
Financial assets held for trading | Credit default swaps | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs			€ (50)
Increase in fair value assets due to changes in inputs			€ 20
Financial assets held for trading | Credit default swaps | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (90)
Increase in fair value assets due to changes in inputs	€ 100
Financial assets held for trading | Credit default swaps | Credit Default Models
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs		€ (140)
Increase in fair value assets due to changes in inputs		€ 140
Financial assets held for trading | Credit default swaps | Minimum | Illiquid credit default spread curves | Credit Default Models
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.0100
Financial assets held for trading | Credit default swaps | Minimum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.00149
Financial assets held for trading | Credit default swaps | Minimum | Credit spread | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	1
Financial assets held for trading | Credit default swaps | Maximum | Illiquid credit default spread curves | Credit Default Models
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.0200
Financial assets held for trading | Credit default swaps | Maximum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.00421
Financial assets held for trading | Credit default swaps | Maximum | Credit spread | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	2.50
Financial assets held for trading | Credit default swaps | Weighted average | Illiquid credit default spread curves | Credit Default Models
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.014914
Financial assets held for trading | Credit default swaps | Weighted average | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.002199
Financial assets held for trading | Credit default swaps | Weighted average | Credit spread | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	1.7883
Financial assets held for trading | EQ Options | EQ option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (480)	€ (510)	€ (230)
Increase in fair value assets due to changes in inputs	690	890	480
Financial assets held for trading | EQ Options | Local volatility
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	(21,540)	(1,260)	(1,050)
Increase in fair value assets due to changes in inputs	€ 21,540	€ 1,260	€ 1,050
Financial assets held for trading | EQ Options | Minimum | Volatility | EQ option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0	0	0
Financial assets held for trading | EQ Options | Minimum | Volatility | Local volatility
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.10	0.10	0.10
Financial assets held for trading | EQ Options | Maximum | Volatility | EQ option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.70	0.70	0.90
Financial assets held for trading | EQ Options | Maximum | Volatility | Local volatility
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.90	0.90	0.90
Financial assets held for trading | EQ Options | Weighted average | Volatility | EQ option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.4125	0.4439	0.6130
Financial assets held for trading | EQ Options | Weighted average | Volatility | Local volatility
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.5000	0.5000	0.5000
Financial assets held for trading | Forward Rate Agreement | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs			€ (1,160)
Increase in fair value assets due to changes in inputs			€ 950
Financial assets held for trading | Forward Rate Agreement | Minimum | Interest rate | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0
Financial assets held for trading | Forward Rate Agreement | Maximum | Interest rate | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.06
Financial assets held for trading | Forward Rate Agreement | Weighted average | Interest rate | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.0271
Financial assets held for trading | Foreign Exchange Swap | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs			€ (1,370)
Increase in fair value assets due to changes in inputs			1,370
Financial assets held for trading | Inflation Derivatives | Volatility Option Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs			(140)
Increase in fair value assets due to changes in inputs			110
Financial assets held for trading | Inflation Derivatives | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (210)	€ (280)	(210)
Increase in fair value assets due to changes in inputs	€ 180	€ 160	€ 110
Financial assets held for trading | Inflation Derivatives | Minimum | Volatility | Volatility Option Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0
Financial assets held for trading | Inflation Derivatives | Minimum | Inflation Swap Rate | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.02	0.02	0
Financial assets held for trading | Inflation Derivatives | Maximum | Volatility | Volatility Option Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.40
Financial assets held for trading | Inflation Derivatives | Maximum | Inflation Swap Rate | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.08	0.08	0.10
Financial assets held for trading | Inflation Derivatives | Weighted average | Volatility | Volatility Option Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.1737
Financial assets held for trading | Inflation Derivatives | Weighted average | Inflation Swap Rate | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0478	0.0418	0.0341
Financial assets held for trading | IR Options | IR option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (160)	€ (290)	€ (300)
Increase in fair value assets due to changes in inputs	€ 220	€ 410	€ 440
Financial assets held for trading | IR Options | Minimum | Volatility | IR option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0	0.004	0
Financial assets held for trading | IR Options | Maximum | Volatility | IR option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.30	0.322	0.60
Financial assets held for trading | IR Options | Weighted average | Volatility | IR option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.1734	0.1886	0.3582
Financial assets held for trading | Interest rate swaps | Discounted Cash Flows on credit spread
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (1,910)	€ (1,970)	€ (2,250)
Increase in fair value assets due to changes in inputs	1,740	2,180	2,470
Financial assets held for trading | Interest rate swaps | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs		(30)	(40)
Increase in fair value assets due to changes in inputs		30	40
Financial assets held for trading | Interest rate swaps | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	(4,090)	(1,250)	(11,580)
Increase in fair value assets due to changes in inputs	0	0	0
Financial assets held for trading | Interest rate swaps | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs			(50)
Increase in fair value assets due to changes in inputs			80
Financial assets held for trading | Interest rate swaps | Discounted Cash Flows on swap rate
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	(2,450)	(1,010)	(20)
Increase in fair value assets due to changes in inputs	€ 2,410	950	30
Financial assets held for trading | Interest rate swaps | Prepayment modelling
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs		0	(60)
Increase in fair value assets due to changes in inputs		€ 50	€ 50
Financial assets held for trading | Interest rate swaps | Minimum | Interest rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		(0.00052)	(0.0006)
Financial assets held for trading | Interest rate swaps | Minimum | Interest rate | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0
Financial assets held for trading | Interest rate swaps | Minimum | Credit spread | Discounted Cash Flows on credit spread
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.478	0.026	0.0125
Financial assets held for trading | Interest rate swaps | Minimum | Swap rate | Discounted Cash Flows on swap rate
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.01	0.094	0.086
Financial assets held for trading | Interest rate swaps | Minimum | Other Measurement Input | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.05	0.05	0.05
Financial assets held for trading | Interest rate swaps | Minimum | Prepayment rate | Prepayment modelling
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.025	0.025
Financial assets held for trading | Interest rate swaps | Maximum | Interest rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.00052	0.0006
Financial assets held for trading | Interest rate swaps | Maximum | Interest rate | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.15
Financial assets held for trading | Interest rate swaps | Maximum | Credit spread | Discounted Cash Flows on credit spread
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	2.734	0.083	0.0629
Financial assets held for trading | Interest rate swaps | Maximum | Swap rate | Discounted Cash Flows on swap rate
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.99	0.098	0.091
Financial assets held for trading | Interest rate swaps | Maximum | Prepayment rate | Prepayment modelling
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.090	0.062
Financial assets held for trading | Interest rate swaps | Weighted average | Interest rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.000009	0.000013
Financial assets held for trading | Interest rate swaps | Weighted average | Interest rate | Asset Swap Model Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.0920
Financial assets held for trading | Interest rate swaps | Weighted average | Credit spread | Discounted Cash Flows on credit spread
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	1.5536	0.0560	0.0389
Financial assets held for trading | Interest rate swaps | Weighted average | Swap rate | Discounted Cash Flows on swap rate
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.4958	0.0960	0.0884
Financial assets held for trading | Interest rate swaps | Weighted average | Prepayment rate | Prepayment modelling
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.0892	0.0417
Financial assets held for trading | Other derivatives | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (3,000)		€ (530)
Increase in fair value assets due to changes in inputs	€ 3,080		€ 240
Financial assets held for trading | Other derivatives | Minimum | Price | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0060		0
Financial assets held for trading | Other derivatives | Maximum | Price | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0300		0.02
Financial assets held for trading | Other derivatives | Weighted average | Price | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.018150		0.0062
Financial assets held for trading | Property derivatives | Option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (3,390)	€ (3,920)	€ (5,750)
Increase in fair value assets due to changes in inputs	€ 3,390	€ 3,920	€ 5,750
Financial assets held for trading | Property derivatives | Minimum | Growth rate | Option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	(0.05)	(0.05)	(0.05)
Financial assets held for trading | Property derivatives | Maximum | Growth rate | Option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.05	0.05	0.05
Financial assets held for trading | Property derivatives | Weighted average | Growth rate | Option pricing model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0000	0.0000	0.0000
Financial assets held for trading | Cap&Floor | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ 0
Increase in fair value assets due to changes in inputs	€ 0
Financial assets held for trading | Cap&Floor | Minimum | Interest rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	(0.0002)
Financial assets held for trading | Cap&Floor | Maximum | Interest rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0002
Financial assets held for trading | Cap&Floor | Weighted average | Interest rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.000000
Financial assets held for trading | FX Options | CDS
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (650)	€ (550)
Increase in fair value assets due to changes in inputs	€ 660	€ 590
Financial assets held for trading | FX Options | Minimum | Volatility | CDS
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0	0
Financial assets held for trading | FX Options | Maximum | Volatility | CDS
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.40	0.40
Financial assets held for trading | FX Options | Weighted average | Volatility | CDS
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.2010	0.2081
Financial assets held for trading | Repos/Reverse Repos | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (50)	€ (80)
Increase in fair value assets due to changes in inputs	0	0
Financial assets held for trading | Securitisation Swap | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	(630)	(4,950)
Increase in fair value assets due to changes in inputs	€ 630	€ 4,950
Financial assets held for trading | Securitisation Swap | Minimum | Prepayment rate | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.10	(0.2230)
Financial assets held for trading | Securitisation Swap | Maximum | Prepayment rate | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.90	0.2720
Financial assets held for trading | Securitisation Swap | Weighted average | Prepayment rate | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.5000	0.0247
Financial assets held for trading | Fx forward | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (60)
Increase in fair value assets due to changes in inputs	€ 70
Financial assets held for trading | Fx forward | Minimum | Swap rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0
Financial assets held for trading | Fx forward | Maximum | Swap rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.15
Financial assets held for trading | Fx forward | Weighted average | Swap rate | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0808
Financial assets held for trading | Structured Notes | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs		€ (1,530)
Increase in fair value assets due to changes in inputs		€ 1,530
Financial assets held for trading | Structured Notes | Minimum | Price | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		(0.10)
Financial assets held for trading | Structured Notes | Maximum | Price | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.10
Financial assets held for trading | Structured Notes | Weighted average | Price | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.0000
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Other debt securities | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (3,630)	€ (4,480)	€ (4,250)
Increase in fair value assets due to changes in inputs	€ 3,550	€ 4,250	€ 3,830
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Other debt securities | Minimum | Inflation Swap Rate | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0	0	0
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Other debt securities | Maximum | Inflation Swap Rate | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.08	0.08	0.10
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Other debt securities | Weighted average | Inflation Swap Rate | Others
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0396	0.0389	0.0474
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (150)	€ (210)	€ (180)
Increase in fair value assets due to changes in inputs	€ 150	€ 210	€ 180
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans | Minimum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.001	0.001	0.001
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans | Maximum | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.020	0.03	0.02
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Loans | Weighted average | Credit spread | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0105	0.0155	0.0105
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Mortgage portfolio | Black Scholes model
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (240)	€ (230)	€ (790)
Increase in fair value assets due to changes in inputs	€ 240	€ 230	€ 790
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Mortgage portfolio | Minimum | Growth rate | Black Scholes model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	(0.05)	(0.05)	(0.05)
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Mortgage portfolio | Maximum | Growth rate | Black Scholes model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.05	0.05	0.05
FINANCIAL ASSETS DESIGNATED AT FAIR VALUE THROUGH PROFIT OR LOSS | Mortgage portfolio | Weighted average | Growth rate | Black Scholes model
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0000	0.0000	0.0000
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate debt | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs			€ (330)
Increase in fair value assets due to changes in inputs			€ 330
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate debt | Minimum | Margin of a reference portfolio | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			(0.0001)
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate debt | Maximum | Margin of a reference portfolio | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.0001
Non-trading financial assets mandatorily at fair value through profit or loss | Corporate debt | Weighted average | Margin of a reference portfolio | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets			0.000001
Non-trading financial assets mandatorily at fair value through profit or loss | Property securities | Probability weighting
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (240)	€ (350)	€ (680)
Increase in fair value assets due to changes in inputs	€ 240	€ 350	€ 680
Non-trading financial assets mandatorily at fair value through profit or loss | Property securities | Minimum | Growth rate | Probability weighting
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	(0.05)	(0.05)	(0.05)
Non-trading financial assets mandatorily at fair value through profit or loss | Property securities | Maximum | Growth rate | Probability weighting
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.05	0.05	0.05
Non-trading financial assets mandatorily at fair value through profit or loss | Property securities | Weighted average | Growth rate | Probability weighting
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0000	0.0000	0.0000
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (183,980)	€ (149,490)	€ (126,870)
Increase in fair value assets due to changes in inputs	€ 183,980	€ 149,490	€ 126,870
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Minimum | Price | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.90	0.90	0.90
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Maximum | Price | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	1.10	1.10	1.10
Non-trading financial assets mandatorily at fair value through profit or loss | Equity instruments | Weighted average | Price | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	1.0000	1.0000	1.0000
Financial assets at fair value through other comprehensive income | Corporate debt | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (90)	€ (90)
Increase in fair value assets due to changes in inputs	€ 90	€ 90
Financial assets at fair value through other comprehensive income | Corporate debt | Minimum | Margin Of A Reference Portfolio | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	(0.0001)	(0.01)
Financial assets at fair value through other comprehensive income | Corporate debt | Maximum | Margin Of A Reference Portfolio | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0001	0.01
Financial assets at fair value through other comprehensive income | Corporate debt | Weighted average | Margin Of A Reference Portfolio | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0000	0.0000
Financial assets at fair value through other comprehensive income | Equity instruments | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (37,560)	€ (49,240)	€ (70,040)
Increase in fair value assets due to changes in inputs	€ 37,560	€ 49,240	€ 70,040
Financial assets at fair value through other comprehensive income | Equity instruments | Minimum | Price | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.90	0.90	0.90
Financial assets at fair value through other comprehensive income | Equity instruments | Maximum | Price | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	1.10	1.10	1.10
Financial assets at fair value through other comprehensive income | Equity instruments | Weighted average | Price | Price Based Valuation Technique
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	1.0000	1.0000	1.0000
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on credit spread
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ (18,610)	€ (20,800)	€ (24,100)
Increase in fair value assets due to changes in inputs	0	0	0
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on interest rate curve
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	(170)	(680)	(80)
Increase in fair value assets due to changes in inputs	170	680	80
Financial assets at fair value through other comprehensive income | Loans | Discounted Cash Flows on margin of a reference portfolio
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	(30,360)	(20,300)	(17,510)
Increase in fair value assets due to changes in inputs	30,360	20,300	17,510
Financial assets at fair value through other comprehensive income | Loans | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	(1,960)	(3,460)	(490)
Increase in fair value assets due to changes in inputs	0	0	€ 0
Financial assets at fair value through other comprehensive income | Loans | Market comparable prices
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	(4,910)	(5,020)
Increase in fair value assets due to changes in inputs	€ 1,230	€ 2,510
Financial assets at fair value through other comprehensive income | Loans | Minimum | Interest rate | Discounted Cash Flows on interest rate curve
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.034	0.046	0.008
Financial assets at fair value through other comprehensive income | Loans | Minimum | Margin of a reference portfolio | Discounted Cash Flows on margin of a reference portfolio
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	(0.0001)	(0.0001)	(0.0001)
Financial assets at fair value through other comprehensive income | Loans | Minimum | Credit spread | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0150	0.01677	0.0256
Financial assets at fair value through other comprehensive income | Loans | Minimum | Market price | Market comparable prices
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	(0.05)	(0.10)
Financial assets at fair value through other comprehensive income | Loans | Maximum | Interest rate | Discounted Cash Flows on interest rate curve
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.065	0.090	0.010
Financial assets at fair value through other comprehensive income | Loans | Maximum | Margin of a reference portfolio | Discounted Cash Flows on margin of a reference portfolio
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0001	0.0001	0.0001
Financial assets at fair value through other comprehensive income | Loans | Maximum | Credit spread | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0232	0.03658	0.034
Financial assets at fair value through other comprehensive income | Loans | Maximum | Market price | Market comparable prices
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.20	0.20
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Interest rate | Discounted Cash Flows on interest rate curve
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0495	0.0680	0.0088
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Margin of a reference portfolio | Discounted Cash Flows on margin of a reference portfolio
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0	0	0
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Credit spread | Forward estimation
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0150	0.016774	0.0256
Financial assets at fair value through other comprehensive income | Loans | Weighted average | Market price | Market comparable prices
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0001	0.0000
Financial assets at fair value through other comprehensive income | Government debt | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs		€ 0	€ (10)
Increase in fair value assets due to changes in inputs		€ 0	€ 10
Financial assets at fair value through other comprehensive income | Government debt | Minimum | Interest rate | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0	(0.004)
Financial assets at fair value through other comprehensive income | Government debt | Maximum | Interest rate | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.02	0.016
Financial assets at fair value through other comprehensive income | Government debt | Weighted average | Interest rate | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets		0.0099	0.0063
Financial assets at fair value through other comprehensive income | Mortgage Letters | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Decrease in fair value assets due to changes in inputs	€ 0
Increase in fair value assets due to changes in inputs	€ 0
Financial assets at fair value through other comprehensive income | Mortgage Letters | Minimum | Mortgage Letters | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.016
Financial assets at fair value through other comprehensive income | Mortgage Letters | Maximum | Mortgage Letters | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.052
Financial assets at fair value through other comprehensive income | Mortgage Letters | Weighted average | Mortgage Letters | Discounted Cash Flows
Measurement of financial assets and liabilities and recognition of fair value changes
Significant unobservable input, assets	0.0340